Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premiums:
Life insurance	$ 154,778	$ 145,665	$ 141,001
Accident and health insurance	1,561	1,577	1,531
Property insurance	5,056	4,810	4,748
Net investment income	30,956	30,077	29,602
Realized investment gains, net	765	8,012	8,040
Decrease in fair value of warrants	1,136	232	3,154
Other income	761	808	904
Total revenues	195,013	191,181	188,980
Insurance benefits paid or provided:
Claims and surrenders	60,056	61,038	59,988
Increase in future policy benefit reserves	58,264	46,420	40,790
Policyholders' dividends	8,072	7,485	6,680
Total insurance benefits paid or provided	126,392	114,943	107,458
Commissions	38,374	36,585	35,536
Other general expenses	26,897	27,085	28,403
Capitalization of deferred policy acquisition costs	(29,433)	(27,960)	(27,132)
Amortization of deferred policy acquisition costs	18,620	17,840	20,678
Amortization of cost of customer relationships acquired	2,998	3,058	3,431
Total benefits and expenses	183,848	171,551	168,374
Income before federal income tax	11,165	19,630	20,606
Federal income tax expense	2,790	4,119	3,266
Net income	8,375	15,511	17,340
Net income applicable to common stockholders	$ 8,375	$ 15,511	$ 14,835
Common Stock Class A [Member]
Per Share Amounts:
Basic and diluted earnings per share (in dollars per share)	$ 0.17	$ 0.32	$ 0.31
Common Stock Class B [Member]
Per Share Amounts:
Basic and diluted earnings per share (in dollars per share)	$ 0.08	$ 0.16	$ 0.15